Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-Current Assets
Property, plant and equipment	$ 1,493,220	$ 1,480,439
Right of use assets	238,053	0
Investment property	34,295	40,725
Intangible assets	33,679	27,909
Biological assets	13,303	11,270
Deferred income tax assets	13,664	16,191
Trade and other receivables, net	44,993	38,820
Other assets	1,034	1,184
Total Non-Current Assets	1,872,241	1,616,538
Current Assets
Biological assets	117,133	94,117
Inventories	112,790	128,102
Trade and other receivables, net	127,338	158,686
Derivative financial instruments	1,435	6,286
Other assets	94	8
Cash and cash equivalents	290,276	273,635
Total Current Assets	649,066	660,834
TOTAL ASSETS	2,521,307	2,277,372
Capital and reserves attributable to equity holders of the parent
Share capital	183,573	183,573
Share premium	901,739	900,503
Cumulative translation adjustment	(680,315)	(666,037)
Equity-settled compensation	15,354	16,191
Cash flow hedge	(76,303)	(56,884)
Other reserves	66,047	32,380
Treasury shares	(7,946)	(8,741)
Revaluation surplus	337,877	383,889
Reserve from the sale of non-controlling interests in subsidiaries	41,574	41,574
Retained earnings	206,669	237,188
Equity attributable to equity holders of the parent	988,269	1,063,636
Non-controlling interest	40,614	44,509
TOTAL SHAREHOLDERS EQUITY	1,028,883	1,108,145	[1]
Non-Current Liabilities
Trade and other payables	3,599	211
Borrowings	780,202	718,484
Lease liabilities	174,570	0
Deferred income tax liabilities	165,508	168,171
Payroll and social liabilities	1,209	1,219
Provisions for other liabilities	2,936	3,296
Total Non-Current Liabilities	1,128,024	891,381
Current Liabilities
Trade and other payables	106,887	106,226
Current income tax liabilities	754	1,398
Payroll and social liabilities	25,208	25,978
Borrowings	188,078	143,632
Lease liabilities	41,814	0
Derivative financial instruments	1,423	283
Provisions for other liabilities	236	329
Total Current Liabilities	364,400	277,846
TOTAL LIABILITIES	1,492,424	1,169,227
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 2,521,307	$ 2,277,372

[1]	Net of 139,223 of Income tax.